UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC	225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)		(Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Pkwy, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 10/31

Date of reporting period: 7/31/16

Item 1.	Schedule of Investments.

BRC Large Cap Focus Equity Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.36%

Consumer Discretionary — 15.96%
Amazon.com, Inc. *	534	$405,205
Charter Communications, Inc. *	1,618	380,020
Home Depot, Inc./The	4,676	646,410
Lear Corp.	3,214	364,628
McDonald’s Corp.	5,366	631,310
Newell Brands, Inc.	7,778	408,034
O’Reilly Automotive, Inc. *	2,203	640,258

		3,475,865

Consumer Staples — 8.57%
Constellation Brands, Inc., Class A	4,046	666,093
Spectrum Brands Holdings, Inc.	3,192	411,034
Tyson Foods, Inc., Class A	5,665	416,944
Wal-Mart Stores, Inc.	5,103	372,366

		1,866,437

Energy — 4.96%
Exxon Mobil Corp.	4,204	373,946
Hess Corp.	6,272	336,493
Pioneer Natural Resources Co.	2,270	369,034

		1,079,473

Financials — 17.61%
Bank of New York Mellon Corp./The	9,351	368,429
Cincinnati Financial Corp.	9,681	723,171
Citizens Financial Group, Inc.	17,772	396,849
Discover Financial Services	6,766	384,579
First Republic Bank	5,439	389,813
Markel Corp. *	405	384,244
Marsh & McLennan Cos., Inc.	5,687	373,920
MSCI, Inc., Class A	5,000	430,200
Torchmark Corp.	6,227	385,264

		3,836,469

Health Care — 12.77%
Baxter International, Inc.	8,385	402,648
Bristol-Myers Squibb Co.	9,547	714,211
Centene Corp. *	6,429	453,566
Laboratory Corp. of America Holdings *	2,900	404,724
Thermo Fisher Scientific, Inc.	2,540	403,454
Zoetis, Inc.	7,958	401,640

		2,780,243

Industrials — 10.66%
Carlisle Companies, Inc.	3,664	378,455
Equifax, Inc.	2,990	396,055
Fortune Brands Home & Security, Inc.	6,564	415,304
HD Supply Holdings, Inc. *	11,060	400,261
Spirit AeroSystems Holdings, Inc. *	8,002	347,127
Waste Management, Inc.	5,822	384,951

		2,322,153

See accompanying notes which are an integral part of this schedule of investments.

BRC Large Cap Focus Equity Fund

Schedule of Investments – continued

July 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.36% - continued

Information Technology — 14.94%
Applied Materials, Inc.	24,980	$656,724
Arrow Electronics, Inc. *	10,061	668,956
Citrix Systems, Inc. *	4,563	406,700
Facebook, Inc., Class A *	3,125	387,312
Fiserv, Inc. *	3,642	401,931
Total System Services, Inc.	7,058	359,393
Vantiv, Inc., Class A *	6,789	371,834

		3,252,850

Materials — 5.73%
Martin Marietta Materials, Inc.	2,046	414,622
Nucor Corp.	7,733	414,798
Packaging Corp. of America	5,620	419,758

		1,249,178

Real Estate Investment Trusts — 1.85%
DDR Corp.	20,433	403,347

Telecommunication Services — 1.95%
SBA Communications Corp., Class A *	3,687	424,005

Utilities — 3.36%
CMS Energy Corp.	16,187	731,329

Total Common Stocks (Cost $19,462,237)		21,421,349

Money Market Securities — 1.67%
Fidelity Institutional Money Market Portfolio, Institutional Shares, 0.53% (a)	363,126	363,126

Total Money Market (Cost $363,126)		363,126

Total Investments – 100.03% (Cost $19,825,363)		21,784,475

Liabilities in Excess of Other Assets – (0.03)%		(5,544)

NET ASSETS – 100.00%		$21,778,931

*	Non-income producing security.
(a)	Rate disclosed is the seven day effective yield as of July 31, 2016.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At July 31, 2016, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$2,116,218
Gross unrealized depreciation	(160,016)

Net unrealized appreciation	$1,956,202

Aggregate cost of securities for federal income tax purposes	$19,828,274

See accompanying notes which are an integral part of this schedule of investments.

BRC Large Cap Focus Equity Fund

Related Notes to the Schedule of Investments

July 31, 2016

(Unaudited)

The BRC Large Cap Focus Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (ex., the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing agent when BRC Investment Management LLC (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing agent at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will generally be categorized as Level 3 securities.

BRC Large Cap Focus Equity Fund

Related Notes to the Schedule of Investments – continued

July 31, 2016

(Unaudited)

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Valued Advisers Trust (the “Trust”) valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2016:

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks*	$21,421,349	$—	$—	$21,421,349
Money Market Securities	363,126	—	—	363,126

Total	$21,784,475	$—	$—	$21,784,475

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels for the period ended July 31, 2016.

Dana Large Cap Equity Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.03%

Consumer Discretionary — 12.07%
Comcast Corp., Class A	54,000	$3,631,500
D.R. Horton, Inc.	98,000	3,222,240
Dollar General Corp.	35,700	3,382,218
Interpublic Group of Cos., Inc.	140,000	3,228,400
Lear Corp.	28,000	3,176,600
Lowe’s Companies, Inc.	43,000	3,538,040
Royal Caribbean Cruises Ltd.	40,000	2,897,600

		23,076,598

Consumer Staples — 10.26%
Altria Group, Inc.	41,000	2,775,700
Campbell Soup Co.	53,000	3,300,310
CVS Health Corp.	36,000	3,337,920
Dr. Pepper Snapple Group, Inc.	39,000	3,841,890
Kimberly-Clark Corp.	24,000	3,109,200
Kroger Co./The	95,000	3,248,050

		19,613,070

Energy — 7.12%
Chevron Corp.	33,000	3,381,840
Exxon Mobil Corp.	38,000	3,380,100
Schlumberger Ltd.	40,000	3,220,800
Spectra Energy Corp.	101,000	3,632,970

		13,615,710

Financials — 13.23%
Ameriprise Financial, Inc.	38,000	3,641,920
Chubb Ltd.	28,000	3,507,280
Hartford Financial Services Group, Inc./The	79,400	3,164,090
JPMorgan Chase & Co.	60,000	3,838,200
Nasdaq, Inc.	54,000	3,821,040
SunTrust Banks, Inc.	90,000	3,806,100
Wells Fargo & Co.	73,000	3,501,810

		25,280,440

Health Care — 14.84%
AbbVie, Inc.	56,000	3,708,880
Amgen, Inc.	22,400	3,853,472
Bristol-Myers Squibb Co.	47,000	3,516,070
Johnson & Johnson	29,400	3,681,762
Pfizer, Inc.	99,000	3,652,110
STERIS PLC	37,000	2,625,150
Stryker Corp.	31,000	3,604,680
UnitedHealth Group, Inc.	26,000	3,723,200

		28,365,324

Industrials — 10.40%
Alaska Air Group, Inc.	45,800	3,078,676
Boeing Co./The	28,000	3,742,480
General Electric Co.	113,000	3,518,820
Honeywell International, Inc.	32,000	3,722,560
Masco Corp.	26,000	948,480
Owens Corning	12,000	634,920
Stanley Black & Decker, Inc.	34,800	4,235,160

		19,881,096

See accompanying notes which are an integral part of this schedule of investments.

Information Technology — 19.94%
Alphabet, Inc., Class A *	4,800	3,798,432
Amdocs Ltd.	60,000	3,501,600
Apple, Inc.	34,000	3,543,140
Broadcom Ltd.	18,000	2,915,640
Broadridge Financial Solutions, Inc.	62,000	4,196,160
CDW Corp.	88,000	3,777,840
Cisco Systems, Inc.	134,000	4,091,020
Electronic Arts, Inc. *	54,000	4,121,280
Lam Research Corp.	48,000	4,308,960
Microsoft Corp.	68,000	3,854,240

		38,108,312

Materials — 2.53%
Lyondellbasell Industries NV, Class A	31,000	2,333,060
Sealed Air Corp.	53,000	2,500,540

		4,833,600

Real Estate Investment Trusts — 2.28%
Prologis, Inc.	80,000	4,359,200

Telecommunication Services — 2.89%
AT&T, Inc.	66,000	2,857,140
Verizon Communications, Inc.	48,000	2,659,680

		5,516,820

Utilities — 3.47%
CMS Energy Corp.	74,000	3,343,320
Xcel Energy, Inc.	75,000	3,298,500

		6,641,820

Total Common Stocks (Cost $174,904,136)		189,291,990

Short-Term Investments — 1.02%
Fidelity Institutional Money Market Portfolio, Institutional Class, 0.53% (a)	1,943,519	1,943,519

Total Short-Term Investments (Cost $1,943,519)		1,943,519

Total Investments – 100.05% (Cost $176,847,655)		191,235,509

Liabilities in Excess of Other Assets – (0.05)%		(100,446)

NET ASSETS – 100.00%		$191,135,063

(a)	Rate disclosed is the seven day yield as of July 31, 2016.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

Dana Small Cap Equity Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.47%

Consumer Discretionary — 12.96%
American Axle & Manufacturing Holdings, Inc. *	11,346	$197,534
BJ’s Restaurants, Inc. *	3,649	141,727
Columbia Sportswear Co.	3,050	174,613
Express, Inc. *	11,543	172,683
G-III Apparel Group Ltd. *	3,754	150,273
Sinclair Broadcast Group, Inc., Class A	5,898	164,082
Sonic Corp.	5,320	143,161
Vail Resorts, Inc.	1,266	181,127

		1,325,200

Consumer Staples — 3.03%
Casey’s General Stores, Inc.	1,238	165,323
Prestige Brands Holdings, Inc. *	2,702	144,557

		309,880

Energy — 2.00%
Carrizo Oil & Gas, Inc. *	2,772	90,922
Matrix Service Co. *	6,825	113,090

		204,012

Financials — 13.77%
AMERISAFE, Inc.	2,885	168,859
Bank of the Ozarks, Inc.	4,462	160,587
First Merchants Corp.	6,768	177,322
Home BancShares, Inc.	9,183	191,649
Pinnacle Financial Partners, Inc.	3,528	187,372
Primerica, Inc.	3,206	165,141
Renasant Corp.	5,525	178,015
South State Corp.	2,459	179,286

		1,408,231

Health Care — 13.34%
AMN Healthcare Services, Inc. *	3,680	155,664
DepoMed, Inc. *	6,598	125,164
Emergent BioSolutions, Inc. *	4,626	154,462
Globus Medical, Inc., Class A *	5,471	125,559
Ligand Pharmaceuticals, Inc., Class B *	1,307	176,288
Masimo Corp. *	2,898	153,507
Natus Medical, Inc. *	3,861	151,853
Supernus Pharmaceuticals, Inc.	6,929	153,962
VCA, Inc. *	2,351	167,720

		1,364,179

Industrials — 13.05%
Apogee Enterprises, Inc.	3,125	146,094
Astronics Corp. *	4,178	159,892
Comfort Systems USA, Inc.	4,493	136,497
Dycom Industries, Inc. *	1,699	159,791
Echo Global Logistics, Inc. *	5,941	147,099
Hawaiian Holdings, Inc. *	3,402	154,893
Mueller Water Products, Inc.	11,161	132,369
On Assignment, Inc. *	3,642	134,572
Patrick Industries, Inc. *	2,524	162,949

		1,334,156

See accompanying notes which are an integral part of this schedule of investments.

Information Technology — 18.22%
ARRIS International PLC *	6,128	$166,927
Blackhawk Network Holdings, Inc. *	4,166	144,935
Ciena Corp. *	8,425	161,676
Convergys Corp.	5,884	156,809
EPAM Systems, Inc. *	2,282	160,288
Euronet Worldwide, Inc. *	1,957	149,241
Fabrinet *	4,190	158,214
Gigamon, Inc. *	4,350	203,232
Infinera Corp. *	10,472	91,735
Integrated Device Technology, Inc. *	7,475	164,375
Manhattan Associates, Inc. *	2,273	131,948
Rudolph Technologies, Inc. *	9,865	173,821

		1,863,201

Materials — 4.72%
Berry Plastics Group, Inc. *	3,733	153,053
Chemtura Corp. *	5,950	167,136
Neenah Paper, Inc.	2,151	162,250

		482,439

Real Estate Investment Trusts — 11.42%
Colony Capital, Inc., Class A	10,609	188,628
CoreSite Realty Corp.	2,192	180,906
LTC Properties, Inc.	3,713	198,757
Pebblebrook Hotel Trust	7,039	208,706
Sovran Self Storage, Inc.	1,738	177,919
Summit Hotel Properties, Inc.	15,034	213,182

		1,168,098

Telecommunications — 1.14%
Inteliquent, Inc.	5,663	116,375

Utilities — 3.82%
Chesapeake Utilities Corp.	1,939	124,232
PNM Resources, Inc.	3,841	131,977
Southwest Gas Corp.	1,738	134,695

		390,904

Total Common Stocks (Cost $9,360,246)		9,966,675

Short-Term Investments — 2.36%

Fidelity Institutional Money Market Portfolio, Institutional Class, 0.53% (a)	241,441	241,441

Total Short-Term Investments (Cost $241,441)		241,441

Total Investments – 99.83% (Cost $9,601,687)		10,208,116

Other Assets in Excess of Liabilities – 0.17%		16,958

NET ASSETS – 100.00%		$10,225,074

(a)	Rate disclosed is the seven day yield as of July 31, 2016.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At July 31, 2016, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation/(Depreciation)
Dana Large Cap Equity Fund	$176,841,465	$17,122,674	$(2,728,630)	$14,394,044
Dana Small Cap Equity Fund	9,601,687	911,878	(305,449)	606,429

Dana Funds

Notes to the Schedule of Investments

July 31, 2016

(Unaudited)

The Dana Large Cap Equity Fund (the “Large Cap Equity Fund”) and the Dana Small Cap Equity Fund (the “Small Cap Equity Fund”) (each a “Fund” and, collectively the “Funds”) are each an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based, on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchanged-traded funds and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing agent when Dana Investment Advisors, Inc. (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities traded in the NASDAQ over-the-counter market are generally valued by a pricing agent at the NASDAQ Official Closing Price. Lacking a last sale price, an exchange traded security is generally valued by the pricing agent at its last bid price.

When using the market quotations or close prices provided by the pricing agent and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing agent with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing agent does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the funds. These securities are categorized as Level 1 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities are classified as Level 2 securities.

In accordance with the Valued Advisers Trust (the “Trust”) valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2016:

Large Cap Equity Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$189,291,990	$—	$—	$189,291,990
Short-Term Investments	1,943,519	—	—	1,943,519
Total	$191,235,509	$—	$—	$191,235,509

Small Cap Equity Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$9,966,675	$—	$—	$9,966,675
Short-Term Investments	241,441	—	—	241,441
Total	$10,208,116	$—	$—	$10,208,116

*	Refer to Schedule of Investments for industry classifications.

The Funds did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels during the period ended July 31, 2016.

Foundry Partners Fundamental Small Cap Value Fund

Portfolio of Investments (Unaudited)

July 31, 2016

Shares		Fair Value
Common Stocks — 97.7%
Consumer Discretionary — 10.8%
22,835	Aaron’s, Inc.	$546,898
129,825	American Axle & Manufacturing Holdings, Inc. *	2,260,253
23,009	Big 5 Sporting Goods Corp.	242,975
19,985	Big Lots, Inc.	1,062,802
24,190	Bloomin’ Brands, Inc.	434,936
27,635	Brinker International, Inc.	1,302,714
38,226	Cooper Tire & Rubber Co.	1,261,076
25,541	DeVry Education Group, Inc.	568,798
24,540	Finish Line, Inc./The, Class A	533,254
8,083	Helen of Troy Ltd. *	805,148
16,319	John Wiley & Sons, Inc., Class A	941,606
87,970	KB Home	1,381,129
17,345	Matthews International Corp., Class A	1,042,608
37,011	Meredith Corp.	2,016,359
18,420	Movado Group, Inc.	416,108
29,965	Rent-A-Center, Inc.	323,622

		15,140,286

Consumer Staples — 0.5%
23,280	SpartanNash Co.	733,320

Energy — 1.1%
47,310	Atwood Oceanics, Inc.	505,271
130,390	Denbury Resources, Inc.	378,131
212,450	Gran Tierra Energy, Inc. *	588,487

		1,471,889

Financials — 23.5%
32,948	Allied World Assurance Co. Holdings AG	1,350,539
36,396	Aspen Insurance Holdings Ltd.	1,672,760
109,230	Associated Banc-Corp.	2,031,678
18,309	Chemical Financial Corp.	757,626
21,102	Clifton Bancorp, Inc.	316,108
30,338	Endurance Specialty Holdings Ltd.	2,051,759
66,010	First Midwest Bancorp, Inc.	1,232,407
204,619	First Niagara Financial Group, Inc.	2,083,021
88,914	FirstMerit Corp.	1,887,644
161,000	Fulton Financial Corp.	2,197,650
73,235	Hancock Holding Co.	2,123,083
18,470	Hanover Insurance Group, Inc.	1,520,820
47,114	International Bancshares Corp.	1,291,866
71,749	Janus Capital Group, Inc.	1,083,410
16,913	Nelnet, Inc., Class A	683,454
147,780	Old National Bancorp	1,944,785
22,958	Prosperity Bancshares, Inc.	1,172,924
106,667	TCF Financial Corp.	1,449,605
44,870	Umpqua Holdings Corp.	683,370
25,460	Waddell & Reed Financial, Inc., Class A	464,900
90,320	Washington Federal, Inc.	2,258,000
13,460	WesBanco, Inc.	416,183
42,296	Wintrust Financial Corp.	2,233,229

		32,906,821

Health Care — 4.7%
11,052	Charles River Laboratories International, Inc. *	971,802
30,399	Hill-Rom Holdings, Inc.	1,624,219

3,255	Integra LifeSciences Holdings Corp. *	274,299
38,037	Owens & Minor, Inc.	1,358,301
159,040	Select Medical Holdings Corp. *	1,828,960
20,617	Triple-S Management Corp., Class B *	512,332

		6,569,913

Industrials — 17.8%
62,686	AAR Corp.	1,514,494
42,412	Aegion Corp. *	870,294
93,484	Aircastle Ltd.	2,077,214
58,727	Barnes Group, Inc.	2,227,515
38,415	Brink’s Co./The	1,260,780
33,242	Crane Co.	2,070,977
29,120	EMCOR Group, Inc.	1,621,984
24,215	EnerSys	1,509,805
38,196	Global Brass & Copper Holdings, Inc.	1,081,711
33,857	Hillenbrand, Inc.	1,095,274
14,695	Hyster-Yale Materials Handling, Inc., Class A	937,394
27,270	Navigant Consulting, Inc. *	537,492
110,574	R.R. Donnelley & Sons Co.	1,981,486
25,880	Regal-Beloit Corp.	1,578,939
31,580	Triumph Group, Inc.	973,611
87,585	Tutor Perini Corp. *	2,200,135
12,440	Universal Forest Products, Inc.	1,345,013

		24,884,118

Information Technology — 17.4%
38,760	AVX Corp.	529,462
99,105	Brocade Communications Systems, Inc.	921,677
83,456	Celestica, Inc. *	924,692
21,539	ChipMOS Technologies (Bermuda) Ltd.	373,917
25,350	CSG Systems International, Inc.	1,020,591
28,230	Diodes Inc. *	522,537
57,200	Ingram Micro, Inc., Class A	1,958,528
30,702	Itron, Inc. *	1,310,668
38,143	IXYS Corp.	417,284
43,505	Kulicke & Soffa Industries, Inc. *	546,423
43,880	Lexmark International, Inc., Class A	1,609,080
72,100	Mentor Graphics Corp.	1,540,056
45,625	Microsemi Corp. *	1,779,375
16,060	NETGEAR, Inc. *	825,966
33,380	Plantronics, Inc.	1,610,251
103,577	QLogic Corp. *	1,607,515
66,572	Sanmina Corp. *	1,686,934
21,010	Science Applications International Corp.	1,276,568
16,063	Sykes Enterprises, Inc. *	492,973
18,563	Tech Data Corp. *	1,446,615
150,505	Vishay Intertechnology, Inc.	2,006,232

		24,407,344

Materials — 5.4%
22,485	A Schulman, Inc.	659,035
27,944	Cabot Corp.	1,360,593
83,298	Coeur Mining, Inc. *	1,276,125
47,715	Olin Corp.	997,244
40,670	Owens-Illinois, Inc. *	764,189
61,712	Pan American Silver Corp.	1,203,384
19,980	Stepan Co.	1,284,914

		7,545,484

See accompanying notes which are an integral part of this portfolio of investments.

Real Estate Investment Trusts — 11.9%
67,465	Apollo Residential Mortgage, Inc.	915,500
43,022	Ashford Hospitality Prime, Inc.	647,051
135,431	Ashford Hospitality Trust, Inc.	807,169
130,910	Brandywine Realty Trust	2,208,452
95,314	CBL & Associates Properties, Inc.	1,171,409
49,604	GEO Group, Inc./The	1,716,794
35,254	Hospitality Properties Trust	1,124,955
64,948	Mack-Cali Realty Corp.	1,831,534
145,678	Medical Properties Trust, Inc.	2,287,145
78,127	New Residential Investment Corp.	1,067,996
79,597	Pennsylvania Real Estate Investment Trust	2,024,948
254,550	RAIT Financial Trust	806,924

		16,609,877

Utilities — 4.6%
38,056	ALLETE, Inc.	2,429,876
26,238	IDACORP, Inc.	2,121,342
44,178	Portland General Electric Co.	1,929,253

		6,480,471

Total Common Stocks (Cost $126,449,790)		136,749,523

Money Market Securities — 2.0%
2,770,104	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.53% (a)	2,770,104

Total Money Market Securities (Cost $2,770,104)		2,770,104

Total Investments (Cost $129,219,894) — 99.7%		139,519,627

Other Assets in Excess of Liabilities — 0.3%		388,783

Net Assets — 100.0%		$139,908,410

(a)	Rate disclosed is the seven day yield as of July 31, 2016.
*	Non-income producing security.

The sectors shown on the portfolio of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this portfolio of investments.

At July 31, 2016, the cost and net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Tax Cost of Securities	$129,911,287

Gross Unrealized Appreciation	$18,426,720
Gross Unrealized (Depreciation)	(8,818,380)

Net Unrealized Depreciation on Investments	$9,608,340

At July 31, 2016, the difference between book basis and tax basis unrealized appreciation (depreciation) was attributable to the tax deferral of losses on wash sales and mark-to-market adjustments on passive foreign investment companies.

Foundry Partners Fundamental Small Cap Value Fund

Notes to Portfolio of Investments (Unaudited)

July 31, 2016

The Foundry Partners Fundamental Small Cap Value Fund (the “Fund”) (formerly the Dreman Contrarian Small Cap Value Fund) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation dates.

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing agent when Foundry Partners, LLC (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing agent at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing agent and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing agent with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing agent does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the Fund. These securities are categorized as Level 1 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities are classified as Level 2 securities.

In accordance with the Valued Advisers Trust (the “Trust”) valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$136,749,523	$—	$—	$136,749,523
Money Market Securities	2,770,104	—	—	2,770,104
Total	$139,519,627	$—	$—	$139,519,627

*	Refer to the Portfolio of Investments for industry classifications.

The Fund did not hold any investments during the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels during the period ended July 31, 2016.

Green Owl Intrinsic Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.66%

Consumer Discretionary — 18.16%
Bed Bath & Beyond, Inc.	15,973	$717,986
CarMax, Inc. *	30,240	1,761,782
CBS Corp., Class B	33,230	1,735,271
General Motors Co.	70,600	2,226,724
Harley-Davidson, Inc.	26,535	1,404,232
Kohl’s Corp.	39,900	1,659,441
Walt Disney Co./The	12,100	1,160,995

		10,666,431

Consumer Staples — 4.03%
Coca-Cola Co./The	12,470	544,066
CVS Health Corp.	12,735	1,180,789
Walgreens Boots Alliance, Inc.	8,075	639,944

		2,364,799

Energy — 5.11%
FMC Technologies, Inc. *	17,430	442,373
Halliburton Co.	38,200	1,667,812
Noble Corp. PLC	34,300	253,134
Schlumberger Ltd.	7,895	635,705

		2,999,024

Financials — 34.46%
American Express Co.	29,400	1,895,124
American International Group, Inc.	7,630	415,377
Aon PLC	15,900	1,702,413
Bank of America Corp.	172,175	2,494,816
Bank of New York Mellon Corp./The	40,175	1,582,895
Berkshire Hathaway, Inc., Class B *	28,815	4,157,140
CBRE Group, Inc. *	52,580	1,495,901
Citigroup, Inc.	26,400	1,156,584
JPMorgan Chase & Co.	36,230	2,317,633
Leucadia National Corp.	80,485	1,469,656
Wells Fargo & Co.	32,255	1,547,272

		20,234,811

Health Care — 1.39%
McKesson Corp.	4,200	817,152

Industrials — 23.56%
American Airlines Group, Inc. (a)	36,640	1,300,720
Boeing Co./The	15,190	2,030,296
Jacobs Engineering Group, Inc. *	47,724	2,554,189
Quanta Services, Inc. *	153,955	3,941,248
Robert Half International, Inc.	29,303	1,070,732
United Parcel Service, Inc., Class B	11,520	1,245,312
Valmont Industries, Inc.	12,953	1,696,195

		13,838,692

See accompanying notes which are an integral part of this schedule of investments.

Green Owl Intrinsic Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value

Information Technology — 8.95%
Alphabet, Inc., Class A *	773	$611,706
Alphabet, Inc., Class C *	2,053	1,578,326
Apple, Inc.	29,430	3,066,900

		5,256,932

Total Common Stocks (Cost $46,536,574)		56,177,841

Money Market Securities — 4.33%

Federated Treasury Obligations Fund – Service Shares, 0.01% (b)	2,542,315	2,542,315

Total Money Market Securities (Cost $2,542,315)		2,542,315

Total Investments – 99.99% (Cost $49,078,889)		58,720,156

Total Written Call Options (Premium Received $46,179) – (0.01%)		(4,500)

Other Assets in Excess of Liabilities – 0.02%		11,106

NET ASSETS – 100.00%		$58,726,762

(a)	All or a portion of this security is held as collateral for written call options.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2016.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At July 31, 2016, the cost and net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

Aggregate Cost of Securities for Federal Income Tax Purposes	$49,051,204

Gross Unrealized Appreciation	$11,250,509
Gross Unrealized (Depreciation)	(1,586,057)

Net Unrealized Appreciation on Investments	$9,664,452

At July 31, 2016, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales.

See accompanying notes which are an integral part of this schedule of investments.

Green Owl Intrinsic Value Fund

Schedule of Written Options

July 31, 2016 (Unaudited)

	Outstanding Contracts	Fair Value
Written Call Options - (0.01)%

American Airlines Group, Inc./ January 2017/ Strike $50.00 (a)	(150)	$(4,500)

Total Written Call Options (Premiums Received $46,179) - (0.01)%		$(4,500)

(a)	The call contract has a multiplier of 100 shares.

See accompanying notes which are an integral part of this schedule of investments.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments

July 31, 2016

(Unaudited)

The Green Owl Intrinsic Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method.

Writing Options - The Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period, or to the extent that some or all of the risk of the option has been offset by another option. When the Fund writes a covered call option, it maintains a segregated position within its account with its Custodian or as otherwise required by the rules of the exchange the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

The Fund will receive a premium from writing a call option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be affected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

The Fund may write put options on equity securities and futures contracts that the Fund is eligible to purchase to earn premium income or to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a put option, it maintains a segregated position within its account with the Custodian of cash or liquid portfolio securities in an amount not less than the exercise price at all times while the put option is outstanding.

The Fund will receive a premium from writing a put option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised, resulting in a potential capital loss unless the security subsequently appreciates in value.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments - continued

July 31, 2016

(Unaudited)

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in a particular valuation technique used to measure fair value including items such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when Kovitz Investment Group, LLC (the “Adviser”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will generally be categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Written option contracts that the Fund invests in are generally traded on an exchange. The options in which the Fund invests are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued at the mean of the last bid and ask prices. The options will generally be categorized as Level 1 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Green Owl Intrinsic Value Fund

Related Notes to the Schedule of Investments - continued

July 31, 2016

(Unaudited)

In accordance with the Valued Advisers Trust (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$56,177,841	$—	$—	$56,177,841
Money Market Securities	2,542,315	—	—	2,542,315

Total	$58,720,156	$—	$—	$58,720,156

*	Refer to the Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Written Option Contracts	$(4,500)	$—	$—	$(4,500)

Total	$(4,500)	$—	$—	$(4,500)

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels for the period ended July 31, 2016.

Granite Value Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.30%

Consumer Discretionary — 19.08%
Carnival Corp.	4,145	$193,654
Comcast Corp., Class A	4,220	283,795
Foot Locker, Inc.	3,040	181,245
General Motors Co.	11,315	356,875
Mattel, Inc.	6,615	220,809
Starz *	6,760	204,355
TJX Cos., Inc./The	3,260	266,407
Whirlpool Corp.	930	178,895

		1,886,035

Consumer Staples — 8.87%
Coca-Cola Co./The	7,000	305,410
Unilever PLC ADR	6,840	320,180
Wal-Mart Stores, Inc.	3,440	251,017

		876,607

Energy — 12.19%
Cimarex Energy Co.	945	113,419
Royal Dutch Shell PLC ADR	6,740	365,375
Schlumberger Ltd.	2,755	221,833
Southwestern Energy Co. *	20,735	302,316
Tenaris SA ADR	7,545	201,602

		1,204,545

Financials — 18.02%
Alleghany Corp. *	605	328,818
American International Group, Inc.	6,125	333,445
Berkshire Hathaway, Inc., Class B *	3,320	478,976
Citigroup, Inc.	6,855	300,318
MetLife, Inc.	3,680	157,283
Wells Fargo & Co.	3,785	181,566

		1,780,406

Health Care — 11.59%
C.R. Bard, Inc.	860	192,408
Gilead Sciences, Inc.	2,110	167,682
Johnson & Johnson	2,770	346,887
Merck & Co., Inc.	3,680	215,869
UnitedHealth Group, Inc.	1,555	222,676

		1,145,522

Industrials — 12.16%
Boeing Co./The	1,680	224,549
Caterpillar, Inc.	2,755	228,004
General Electric Co.	7,240	225,454
Honeywell International, Inc.	2,095	243,711
United Technologies Corp.	2,600	279,890

		1,201,608

Information Technology — 11.45%
Apple, Inc.	2,575	268,341
Corning, Inc.	9,770	217,089
Microsoft Corp.	4,185	237,206
Oracle Corp.	5,060	207,662
Western Union Co./The	10,040	200,800

		1,131,098

See accompanying notes which are an integral part of this schedule of investments.

Granite Value Fund

Schedule of Investments – (continued)

July 31, 2016 (Unaudited)

	Shares	Fair Value

Common Stocks — 99.30% - continued

Materials — 1.84%
Agrium, Inc.	2,000	$181,520

Telecommunication Services — 2.18%
AT&T, Inc.	4,985	215,801

Utilities — 1.92%
Calpine Corp. *	13,795	189,543

Total Common Stocks (Cost $8,430,880)		9,812,685

Money Market Securities — 0.77%

Fidelity Prime Money Market Portfolio, Institutional Class, 0.44% (a)	75,757	75,757

Total Money Market Securities (Cost $75,757)		75,757

Total Investments – 100.07% (Cost $8,506,637)		9,888,442

Liabilities in Excess of Other Assets – (0.07)%		(6,580)

NET ASSETS – 100.00%		$9,881,862

(a)	Rate disclosed is the seven day effective yield as of July 31, 2016.
*	Non-income producing security.

ADR — American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The

GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At July 31, 2016, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$1,631,191
Gross unrealized depreciation	(249,387)

Net unrealized appreciation	$1,381,805

Aggregate cost of securities for federal income tax purposes	$8,506,637

See accompanying notes which are an integral part of this schedule of investments.

Granite Value Fund

Related Notes to the Schedule of Investments

July 31, 2016

(Unaudited)

The Granite Value Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (ex., the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing agent when Granite Investment Advisor, Inc. (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing agent at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will generally be categorized as Level 3 securities.

Granite Value Fund

Related Notes to the Schedule of Investments – (continued)

July 31, 2016

(Unaudited)

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Valued Advisers Trust (the “Trust”) valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2016:

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks*	$9,812,685	$—	$—	$9,812,685
Money Market Securities	75,757	—	—	75,757

Total	$9,888,442	$—	$—	$9,888,442

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels for the period ended July 31, 2016.

Sound Mind Investing Fund

Schedule of Investments

July 31, 2016 (Unaudited)

Mutual Funds 70.22%

	Shares	Fair Value
Mutual Funds Greater Than 1% of The Sound Mind Investing Fund’s Net Assets — 68.41%
Aegis Value Fund, Inc. (a)	274,471	$4,303,708
Akre Focus Fund - Institutional Class *	330,254	8,385,143
American Century Equity Income Fund - Investor Class	745,954	6,765,803
AQR Large Cap Defensive Style Fund - Class N	180,718	2,880,647
Artisan Value Fund - Advisor Class (a)	961,013	12,272,134
Champlain Mid Cap Fund - Institutional Class (a)	832,570	12,530,174
Jensen Quality Growth Fund - Institutional Class	215,816	8,686,583
Lazard Global Listed Infrastructure Portfolio - Institutional Class	1,069,896	15,139,029
Longleaf Partners Small-Cap Fund	207,295	6,424,070
Loomis Sayles Growth Fund - Class Y	738,829	9,227,970
Mairs & Power Growth Fund - Investor Class	77,289	9,122,471
Mairs & Power Small Cap Fund – Investor Class (a)	189,024	4,245,475
Oppenheimer International Small-Mid Company Fund - Class Y	329,400	12,546,837
T. Rowe Price Mid-Cap Growth Fund	83,769	6,550,745
Victory Sycamore Established Value Fund - Institutional Class	194,051	6,638,482
Virtus Small-Cap Core Fund - Institutional Class (a)	172,974	3,933,418
Virtus Small-Cap Sustainable Growth Fund - Institutional Class (a)	275,812	5,108,040
Wasatch International Growth Fund - Investor Class*	226,835	7,061,373

Total Mutual Funds Greater Than 1% of the Sound Mind Investing Fund’s Net Assets (Cost $136,066,359)		141,822,102

Mutual Funds Less Than 1% of The Sound Mind Investing Fund’s Net Assets — 1.81%(b)
Allianz NFJ Dividend Value Fund - Institutional Class	200	3,244
Allianz NFJ Small-Cap Value Fund - Institutional Class	162	3,838
American Century International Discovery Fund - Institutional Class	250	3,241
Artisan International Small Cap Fund - Investor Class	150	3,450
Artisan International Value Fund - Investor Class	150	4,885
Artisan Mid Cap Value Fund - Investor Class	279	5,934
Artisan Small Cap Fund - Investor Class	250	7,210
Aston/TAMRO Small Cap Fund - Institutional Class	100	673
BBH Core Select Fund - Class N	100	2,162
Berwyn Fund	100	2,990
BlackRock International Opportunities Portfolio - Institutional Class	100	3,261
Bridgeway Small-Cap Growth Fund - Class N	205	4,437
Bridgeway Small-Cap Value Fund - Class N	179	3,912
Buffalo Small Cap Fund, Inc.	150	2,733
Columbia Acorn International - Class Z	100	4,022
Columbia Acorn Select - Class Z	150	2,196
Columbia Funds Series Trust I Contrarian Core Fund - Class Z	91	2,044
Columbia Small Cap Growth Fund I - Class Z	100	1,787
Davis Opportunity Fund - Class Y	100	3,109
Delaware Select Growth Fund - Institutional Class	100	4,122
Delaware Small Cap Value Fund - Institutional Class	100	5,365
Delaware Smid Cap Growth Fund - Institutional Class	100	3,404
Delaware Value Fund - Institutional Class	144	2,827
Deutsche Small Cap Value Fund - Institutional Class	85	1,964
DFA International Small Cap Value Portfolio - Investor Class	100	1,891
DFA International Small Company Portfolio - Institutional Class	100	1,778
DFA U.S. Small Cap Value Portfolio - Institutional Class	100	3,285
Dreyfus Opportunistic Small Cap Fund	100	2,941
Fairholme Fund	100	1,942
Fidelity Mid-Cap Stock Fund	150	5,091
Fidelity Small Cap Discovery Fund	100	2,879

Fidelity Small Cap Stock Fund	150	2,678
Fidelity Small Cap Value Fund	150	2,733
Franklin Small Cap Value Fund - Advisor Class	100	5,399
Hartford International Opportunities Fund/The - Class Y	248	3,742
Heartland Value Fund	100	3,748
Hennessy Focus Fund - Investor Class	100	7,312
Hotchkis and Wiley Mid-Cap Value Fund - Institutional Class	100	3,189
Invesco American Value Fund - Class R5	100	3,591
Janus Overseas Fund - Class T	100	2,578
Janus Venture Fund - Class T	100	6,546
JOHCM International Select Fund - Institutional Class (c)	100	1,910
JPMorgan Disciplined Equity Fund - Institutional Class	100	2,279
JPMorgan Mid Cap Value Fund - Institutional Class	100	3,711
JPMorgan Small Cap Equity Fund - Select Class	226	11,185
Legg Mason Opportunity Trust - Institutional Class *	100	1,807
Longleaf Partners Fund	150	3,664
Longleaf Partners International Fund	100	1,319
Lord Abbett Developing Growth Fund, Inc. - Institutional Class	100	2,081
Morgan Stanley Institutional Fund, Inc. - Growth Portfolio - Institutional Class	100	3,910
Neuberger Berman Genesis Fund - Institutional Class	100	5,535
Nicholas Fund, Inc.	50	3,185
Oakmark International Fund - Institutional Class	150	3,101
Oakmark International Small Cap Fund - Institutional Class	150	2,180
Oakmark Select Fund - Institutional Class	150	5,962
Oppenheimer Mid Cap Value Fund - Class Y	100	5,063
Perkins Mid Cap Value Fund - Class T	200	3,402
PRIMECAP Odyssey Aggressive Growth Fund	100	3,424
Principal SmallCap Growth Fund I - Institutional Class (c)	200	2,298
Royce Low-Priced Stock Fund - Investment Class	150	1,215
Royce Opportunity Fund - Investor Class	151	1,774
Royce Premier Fund - Investment Class	300	4,767
Royce Small-Cap Value Fund - Institutional Class	100	951
Royce Special Equity Fund - Investment Class	100	2,003
Royce Special Equity Fund - Institutional Class	150	2,984
T. Rowe Price International Discovery Fund	150	8,278
T. Rowe Price New Horizons Fund	100	4,514
T. Rowe Price Small-Cap Value Fund	100	4,091
Third Avenue Value Fund - Institutional Class	335	17,147
Thornburg Value Fund - Institutional Class	100	5,516
TIAA-CREF International Equity Fund - Institutional Class	100	1,057
Touchstone Sands Capital Select Growth Fund - Class Y	100	1,621
Towle Deep Value Fund (a)	125,322	2,013,931
Tweedy Browne Global Value Fund	150	3,736
Vanguard Strategic Equity Fund - Investor Class	100	3,029
Victory RS Small Cap Growth Fund - Class Y	100	6,387
Virtus Foreign Opportunities Fund - Institutional Class	49,633	1,461,193
Wasatch Emerging Markets Small Cap Fund	1,000	2,600

Total Mutual Funds Less Than 1% of the Sound Mind Investing Fund’s Net Assets (Cost $3,680,458)		3,756,943

Total Mutual Funds (Cost $139,746,817)		145,579,045

Exchange-Traded Funds 29.70%
iShares Edge MSCI Min Vol USA ETF	211,000	9,893,790
iShares Select Dividend ETF	68,100	5,924,019
PowerShares High Yield Equity Dividend Achievers Portfolio (a)	1,275,500	20,267,695
PowerShares S&P 500 High Dividend Low Volatility Portfolio	383,500	15,305,485
WisdomTree SmallCap Dividend ETF	136,000	10,180,960

Total Exchange-Traded Funds (Cost $55,400,038)		61,571,949

Money Market Securities 0.37%
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.53% (d)	776,412	776,412

See accompanying notes which are an integral part of this schedule of investments.

Total Money Market Securities (Cost $776,412)	776,412

Total Investments – 100.29% (Cost $195,923,267)	207,927,406

Liabilities in Excess of Other Assets – (0.29)%	(599,089)

Total Net Assets – 100.00%	207,328,317

(a)	A portion of this security may be deemed illiquid due to the Investment Company Act of 1940, as amended (the “1940 Act”) provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days. As of July 31, 2016, the fair value of illiquid securities held by the Fund was $26,152,501 or 12.61% of net assets.
(b)	Small investments are occasionally retained in mutual funds that are closed to new investment, or in the manager’s opinion are at risk to close, so as to allow the Fund the flexibility to reinvest in these funds in the future.
(c)	Security is fair valued by the Adviser.
(d)	Rate disclosed is the seven day effective yield as of July 31, 2016.
*	Non-income producing security.

ETF – Exchange-Traded Fund

See accompanying notes which are an integral part of this schedule of investments.

SMI Conservative Allocation Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 70.77%

iShares 20+ Year Treasury Bond ETF	14,250	$2,017,230
iShares iBoxx $ Investment Grade Corporate Bond ETF	13,100	1,624,269
PowerShares DB Gold Fund ETF *	89,900	3,966,388
Vanguard Intermediate-Term Bond ETF	3,650	322,441
Vanguard Long-Term Corporate Bond ETF	20,500	1,980,710
Vanguard REIT ETF	44,200	4,086,290

Total Exchange-Traded Funds (Cost $12,745,725)		13,997,328

Mutual Funds — 28.79%

Scout Core Plus Bond Fund - Institutional Class	56,889	1,883,022
Vanguard Intermediate-Term Bond Index Fund - Admiral Class	319,164	3,810,816

Total Mutual Funds (Cost $5,532,735)		5,693,838

Money Market Securities — 0.10%
Fidelity Institutional Money Market Portfolio – Institutional Class, 0.53% (a)	18,506	18,506

Total Money Market Securities (Cost $18,506)		18,506

Total Investments – 99.66% (Cost $18,296,966)		19,709,672

Other Assets in Excess of Liabilities – 0.34%		67,983

NET ASSETS – 100.00%		$19,777,655

(a)	Rate disclosed is the seven day effective yield as of July 31, 2016.
*	Non-income producing security.

ETF – Exchange-Traded Fund

REIT – Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule of investments.

SMI Dynamic Allocation Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 96.50%

iShares 20+ Year Treasury Bond ETF	263,900	$37,357,684
iShares iBoxx $ Investment Grade Corporate Bond ETF	147,300	18,263,727
PowerShares DB Gold Fund ETF (a)*	1,115,000	49,193,800
Vanguard Intermediate-Term Bond ETF	93,700	8,277,458
Vanguard REIT ETF (a)	737,200	68,154,140
Vanguard Short-Term Bond ETF	98,000	7,947,800

Total Exchange-Traded Funds (Cost $171,775,354)		189,194,609

Mutual Funds — 2.11%

First Eagle Gold Fund - Institutional Class *	190,392	4,135,311

Total Mutual Funds (Cost $3,547,000)		4,135,311

Money Market Securities — 1.39%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.53% (b)	2,734,604	2,734,604

Total Money Market Securities (Cost $2,734,604)		2,734,604

Total Investments – 100.00% (Cost $178,056,958)		196,064,524

Liabilities in Excess of Other Assets – (0.00)%		(9,035)

NET ASSETS – 100.00%		$196,055,489

(a)	For a schedule of the Fund’s holdings please refer to the Fund’s most recent semi-annual or annual report filed at www.sec.gov.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2016.
*	Non-income producing security.

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule of investments.

SMI Bond Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 25.82%

Vanguard Long-Term Corporate Bond ETF (a)	23,000	$2,222,260

Total Exchange-Traded Funds (Cost $2,096,440)		2,222,260

Mutual Funds — 72.73%

Scout Core Plus Bond Fund - Institutional Class (a)	64,587	2,137,832
Vanguard Intermediate-Term Bond Index Fund - Admiral Class (a)	345,111	4,120,623

		6,258,455

Total Mutual Funds (Cost $6,079,582)		6,258,455

Money Market Securities — 1.33%

Fidelity Institutional Money Market Portfolio - Institutional Class, 0.53% (b)	114,139	114,139

Total Money Market Securities (Cost $114,139)		114,139

Total Investments – 99.88% (Cost $8,290,161)		8,594,854

Other Assets in Excess of Liabilities – 0.12%		10,237

NET ASSETS – 100.00%		$8,605,091

(a)	For a schedule of the Fund’s holdings please refer to the Fund’s most recent semi-annual or annual report filed at www.sec.gov.
(b)	Rate disclosed is the seven effective day yield as of July 31, 2016.

ETF – Exchange-Traded Fund

See accompanying notes which are an integral part of this schedule of investments.

SMI 50/40/10 Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 58.09%

iShares 20+ Year Treasury Bond ETF	11,150	$1,578,394
iShares iBoxx $ Investment Grade Corporate Bond ETF	11,950	1,481,681
PowerShares DB Gold Fund ETF *	71,200	3,141,344
PowerShares High Yield Equity Dividend Achievers Portfolio	49,100	780,199
PowerShares S&P 500 High Dividend Low Volatility Portfolio	17,500	698,425
Vanguard REIT ETF	34,000	3,143,300

Total Exchange-Traded Funds (Cost $9,761,836)		10,823,343

Common Stocks — 5.50%
Telecommunication Services — 5.50%
AT&T, Inc.	12,800	554,112
Verizon Communications, Inc.	8,500	470,985

Total Common Stocks (Cost $958,239)		1,025,097

Mutual Funds — 35.76%

Aegis Value Fund, Inc.	55,340	867,733
Akre Focus Fund - Institutional Class *	7,564	192,054
American Century Equity Income Fund - Investor Class	46,934	425,695
Artisan Value Fund - Advisor Class	51,298	655,071
Champlain Mid Cap Fund - Institutional Class	40,327	606,918
Lazard Global Listed Infrastructure Portfolio - Institutional Class	49,681	702,985
Loomis Sayles Growth Fund - Class Y	59,918	748,374
Mairs & Power Growth Fund – Investor Class	3,670	433,156
Oppenheimer International Small-Mid Company Fund - Class Y	8,147	310,338
ProFunds Telecommunications UltraSector ProFund - Investor Class	32,965	907,538
Virtus Small-Cap Sustainable Growth Fund - Institutional Class	31,042	574,903
Wasatch International Growth Fund - Investor Class *	7,671	238,811

Total Mutual Funds (Cost $6,318,210)		6,663,576

Money Market Securities — 0.65%

Fidelity Institutional Money Market Portfolio – Institutional Class, 0.53% (a)	121,359	121,359

Total Money Market Securities (Cost $121,359)		121,359

Total Investments – 100.00% (Cost $17,159,644)		18,633,375

Other Assets in Excess of Liabilities – 0.00%		64

NET ASSETS – 100.00%		$18,633,439

(a)	Rate disclosed is the seven day effective yield as of July 31, 2016.

See accompanying notes which are an integral part of this schedule of investments.

*	Non-income producing security.

ETF – Exchange-Traded Fund

REIT – Real Estate Investment Trust

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At July 31, 2016, the net unrealized appreciation (depreciation) of investments for federal tax purposes was as follows:

	Sound Mind	SMI Conservative	SMI Dynamic
	Investing Fund	Allocation Fund	Allocation Fund	SMI Bond Fund	SMI 50/40/10 Fund
Gross Appreciation	$12,809,088	$752,387	$12,258,212	$304,679	$1,179,135
Gross (Depreciation)	(806,477)	—	—	—	(3,722)

Net Appreciation (Depreciaton) on Investments	$12,002,611	$752,387	$12,258,212	$304,679	$1,175,413

Tax cost of investments	$195,924,795	$18,957,285	$183,806,312	$8,290,175	$17,457,962

SMI Funds

Notes to the Schedule of Investments

July 31, 2016

(Unaudited)

The Sound Mind Investing Fund (“SMI Fund”), SMI Conservative Allocation Fund, SMI Dynamic Allocation Fund, SMI Bond Fund and SMI 50/40/10 Fund (each a “Fund” and collectively, the “Funds”) are each investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining gains or losses. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains distributions are broken out as such. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Swap Contracts – The SMI Conservative Allocation Fund, SMI Dynamic Allocation Fund, SMI Bond Fund and SMI 50/40/10 Fund may enter into credit default swap contracts. A credit default swap involves a protection buyer and a protection seller. The Funds may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer, or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. The Funds’ obligation under a swap agreement will be accrued daily (offset against amounts owed to the Funds) and any accrued but unpaid net amounts owed to a swap counterparty may be collateralized by designating liquid assets on the Fund’s books and records. The credit default swaps are marked to market daily based upon quotes received from a pricing agent and any change in value is recorded in unrealized appreciation/depreciation. Periodic payments paid or received are recorded as realized gains/losses. Any premium

SMI Funds

Notes to the Schedule of Investments - continued

July 31, 2016

(Unaudited)

paid or received by the Funds upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of Operations. Payments made or received as a result of a credit event or termination of the contract, are recognized, net of a proportional amount of the upfront payment, as realized gains/losses. In addition to bearing the risk that the credit event will occur as a protection seller, the Funds could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Funds may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing agent when SMI Advisory Services, LLC (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing agent at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing agent at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing agent at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing agent and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing agent with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing agent does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (“Board”). These securities will generally be categorized as Level 3 securities.

SMI Funds

Notes to the Schedule of Investments - continued

July 31, 2016

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the Funds. These securities will be categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of night pricing time, the Adviser may, in accordance with the Valued Advisers Trust’s (the “Trust”) valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases the security will generally be categorized as a Level 2 security.

Derivative instruments that the Funds invest in, such as swap agreements, are generally traded over-the-counter. The credit default swaps the SMI Conservative Allocation Fund, SMI Dynamic Allocation Fund, SMI Bond Fund and SMI 50/40/10 Fund invests in will generally be valued at the mean of bid and ask prices provided by a major credit default swap pricing agent and will generally be classified as Level 2 securities.

Fixed income securities, including asset-backed securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing agent when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing agent uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. Data used to establish quotes for asset-backed securities includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions, and assumptions regarding collateral and loss. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing agent does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing agent, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities may be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), in the absence of an available price may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Fair-value pricing may also be used in instances when the bonds the Funds’ invest in may default or otherwise cease to have market quotations readily available.

SMI Funds

Notes to the Schedule of Investments - continued

July 31, 2016

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2016:

	Valuation Inputs
SMI Fund	Level 1	Level 2	Level 3	Total
Mutual Funds	$145,574,837	$4,208	$—	$145,579,045
Exchange-Traded Funds	61,571,949	—	—	61,571,949
Money Market Securities	776,412	—	—	776,412
Total Investments	$207,923,198	$4,208	$—	$207,927,406

	Valuation Inputs
SMI Conservative Allocation Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$13,997,328	$—	$—	$13,997,328
Mutual Funds	5,693,838	—	—	5,693,838
Money Market Securities	18,506	—	—	18,506
Total Investments	$19,709,672	$—	$—	$19,709,672

	Valuation Inputs
SMI Dynamic Allocation Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$189,194,609	$—	$—	$189,194,609
Mutual Funds	4,135,311	—	—	4,135,311
Money Market Securities	2,734,604	—	—	2,734,604
Total Investments	$196,064,524	$—	$—	$196,064,524

SMI Funds

Notes to the Schedule of Investments - continued

July 31, 2016

(Unaudited)

	Valuation Inputs
SMI Bond Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,222,260	$—	$—	$2,222,260
Mutual Funds	6,258,455	—	—	6,258,455
Money Market Securities	114,139	—	—	114,139
Total Investments	$8,594,854	$—	$—	$8,594,854

	Valuation Inputs
SMI 50/40/10 Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$10,823,343	$—	$—	$10,823,343
Common Stocks*	1,025,097	—	—	1,025,097
Mutual Funds	6,663,576	—	—	6,663,576
Money Market Securities	121,359	—	—	121,359
Total Investments	$18,633,375	$—	$—	$18,633,375

*	Refer to Schedule of Investments for industry classifications.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. The transfers from Level 1 to Level 2 represent securities which were fair valued at the end of the period that were not at the beginning of the period. Transfers from Level 2 to Level 1 represent securities which were fair valued at the beginning of the period but not at July 31, 2016.The following is a summary of the transfer between Level 1 and Level 2 of the fair value hierarchy for the period ended July 31, 2016:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
SMI Fund
Mutual Funds	$4,208	$13,710,188

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Valued Advisers Trust

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	9/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	9/26/2016

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date	9/26/2016